Property, Plant and Equipment - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	$ 1,876	$ 5,185,668
Information about covenants imposed by leases	The lease agreements do not impose any covenants; however, the leased assets may not be used as collateral for borrowing purposes.
Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Lease contract year	3 years
Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Lease contract year	5 years
Other Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property, plant and equipment	$ (1,783)	$ (6,183)	$ (4,136)